(14) INTANGIBLE ASSETS (Details 2) - Business combinations [Member] - RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] R$ in Thousands	Oct. 31, 2016 BRL (R$)
Statement Line Items [Line Items]
Consideration directly transferred to prior shareholders	R$ 1,698,455
Reimbursements due to adjustments related to agreement clauses	(106,616)
Consideration paid, net	R$ 1,591,839